Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2023
Prepaid Expenses And Other Current Assets Abstract
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of March 31, 2023 and 2022:

	As of March 31,	As of March 31,
	2023	2022
Prepayments to suppliers	$1,252,094	$4,177,537
Loans receivables (a)	254,668	727,765
Deposit	-	691,070
Prepayments to technical provider	618,479	669,481
VAT-in	-	560,155
Prepayment to Weilan (b)	-	448,946
Receivable from disposal of subsidiaries	-	408,106
Investment receivables from the investors	2,000,000	-
Other current assets	263,945	226,173
Total	$4,389,186	$7,909,233

(a)	Loans receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six to nine months and the interest rate from 0.03% to 0.5% per day.
(b)	In the year ended March 31, 2022, the Company signed a cooperation agreement with a third party to invest in Hangzhou Weilan Automobile Co., Ltd. (“Weilan”) and paid $448,946 to the shareholders of Weilan. In June 2022, both parties agreed to terminate the cooperation agreement and the Company collected the full prepayment.